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                        UNITED STATES                     OMB APPROVAL
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             SECURITIES AND EXCHANGE COMMISSION        OMB Number: 3235-0456
                   Washington, D.C. 20549              Expires: June 30, 2009
                                                     Estimated average burden
                         FORM 24F-2                   hours per response.....2
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              ANNUAL NOTICE OF SECURITIES SOLD
                   PURSUANT TO RULE 24f-2

   READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.    Name and address of issuer:
                                    REGIONS MORGAN KEEGAN SELECT FUNDS
                                    50 North Front Street
                                    Memphis, Tennessee 38103

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ X ]

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3.    Investment Company Act File Number:    811-06511

      Securities Act File Number:            033-44737


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4(a). Last day of the fiscal year for which this Form is filed:

                                            NOVEMBER 30, 2006

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                     $2,477,056,656
                                                                  --------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                           $2,357,559,786
                                                   --------------

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission.                          $226,917,767
                                                   --------------

     (iv)   Total available redemption credits [Add
            items 5(ii) and 5(iii)]:                            - $2,584,477,553
                                                                  --------------

     (v)    Net Sales - If item 5(i) is greater than
            item 5(iv) [subtract Item 5(iv)                                $0.00
            from Item 5(i) ]                                      --------------

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     (vi)   Redemption credits available for
            use in future years - if               ($107,420,897)
            Item 5(i) is less than                 --------------
            Item 5 (iv) [ subtract Item 5(iv)
            from Item 5(i)]:
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     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                                 0.0000307
                                                                  --------------
     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii):                                     =          $0.00
            (enter "0" if no fee is due):                         --------------

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6.   Prepaid shares
          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.   Interest due.-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  --------------

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

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8.   Total of amount of the registration fee due plus any interest due [Line
     5(viii) plus line 7].

                                                                           $0.00
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:




            Method of Delivery:
                                                     [  ]  Wire Transfer
                                                     [  ]  Mail or other means

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                                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*            /s/ Charles D. Maxwell
                                          --------------------------------------

                                          Charles D. Maxwell, Secretary
                                          --------------------------------------

   Date   February 22, 2007
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          * Please print the name and title of the signing officer below the signature.

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